Income Taxes - Income Tax Provision (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expected tax benefit at Luxembourg statutory income tax rate			$ (140,944)	$ (152,239)	$ (220,332)
Foreign income tax differential			27,626	(166)	252,996
Nontaxable interest income			(102,758)	(45,482)	(41,368)
U.S. extraterritorial income exclusion tax benefit			(208)	(1,194)	(4,149)
U.S. extraterritorial income exclusion tax benefit - prior period adjustment				7,048
Change in tax rate			716	(7,948)	8,864
Medicare Part D subsidy				2,891
Nondeductible stock compensation expense					1,316
Changes in unrecognized tax benefits			(5,087)	(17,345)	11,434
Basis difference in WildBlue					(29,066)
Fair market value basis adjustment on Luxembourg assets and liabilities				(106,477)	(687,529)
Changes in valuation allowance			173,564	297,365	719,801
Tax effect of 2011 Intercompany Sale			(6,272)
Other			(2,030)	(2,831)	(568)
Total income tax provision	$ (1,110)	$ (48,931)	$ (55,393)	$ (26,378)	$ 11,399